Right-of-use assets and Lease liabilities - Details of Non-Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 56,966	$ 49,585
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60,236	64,180
Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24,281	19,248
Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	32,165	17,082
Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,790	27,850
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	56,966	49,585
Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	23,276	17,187
Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	30,185	12,460
Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 3,505	$ 19,938
Contract Supplier | SQM Salar S.A. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.61%	3.55%
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2,255	$ 3,430
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,176	1,176
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,079	1,176
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	1,078
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,197	3,301
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,133	1,104
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,064	1,133
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 1,064
Contract Supplier | SQM Salar S.A. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.88%	2.86%
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 9,913	$ 7,585
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6,185	5,633
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,728	1,605
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	347
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9,531	7,254
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,901	5,363
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,630	1,545
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 346
Contract Supplier | SQM Industrial S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.06%	3.10%
Contract Supplier | SQM Industrial S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 9,704	$ 12,019
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,799	4,248
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,594	5,595
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	311	2,176
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8,970	10,983
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,348	3,696
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,312	5,152
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 310	$ 2,135
Contract Supplier | Soquimich Comercial S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.97%	2.24%
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2,994	$ 3,654
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,844	1,774
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	969	1,619
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	181	261
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,131	3,401
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,020	1,612
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	938	1,545
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 173	$ 244
Contract Supplier | Orcoma SpA | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.80%
Contract Supplier | Orcoma SpA | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 81
Contract Supplier | Orcoma SpA | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18
Contract Supplier | Orcoma SpA | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	26
Contract Supplier | Orcoma SpA | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	37
Contract Supplier | Orcoma SpA | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	61
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 41
Contract Supplier | SQM North América Corp. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.99%	3.11%
Contract Supplier | SQM North América Corp. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 789	$ 1,121
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	524	606
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	265	515
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM North América Corp. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	744	1,052
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	484	554
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	260	498
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.79%
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 91
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	91
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	90
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	90
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.25%
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 4,328
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,197
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,131
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,145
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,040
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,105
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Australia Pty | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.92%
Contract Supplier | SQM Australia Pty | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 23,860
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,624
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18,236
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Australia Pty | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	22,534
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,618
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16,916
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM África Pty | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.20%	8.51%
Contract Supplier | SQM África Pty | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2,526	$ 96
Contract Supplier | SQM África Pty | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,276	12
Contract Supplier | SQM África Pty | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	591	36
Contract Supplier | SQM África Pty | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	659	48
Contract Supplier | SQM África Pty | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,246	124
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,182	82
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	483	42
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 581	$ 0
Contract Supplier | SQM Colombia S.A.S. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.17%	1.90%
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1	$ 18
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	18
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	18
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	18
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Europe NV | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.30%	1.30%
Contract Supplier | SQM Europe NV | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 3,556	$ 1,452
Contract Supplier | SQM Europe NV | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	485	888
Contract Supplier | SQM Europe NV | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	485	564
Contract Supplier | SQM Europe NV | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,586	0
Contract Supplier | SQM Europe NV | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,181	1,420
Contract Supplier | SQM Europe NV | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	393	861
Contract Supplier | SQM Europe NV | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	405	559
Contract Supplier | SQM Europe NV | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2,383	$ 0
Contract Supplier | SQM Iberian | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.25%
Contract Supplier | SQM Iberian | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 138
Contract Supplier | SQM Iberian | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	61
Contract Supplier | SQM Iberian | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	61
Contract Supplier | SQM Iberian | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16
Contract Supplier | SQM Iberian | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	135
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	58
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 17
Contract Supplier | SQM S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.49%
Contract Supplier | SQM S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 66
Contract Supplier | SQM S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		66
Contract Supplier | SQM S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		65
Contract Supplier | SQM S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		65
Contract Supplier | SQM S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Nitratos S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.49%
Contract Supplier | SQM Nitratos S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 61
Contract Supplier | SQM Nitratos S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		61
Contract Supplier | SQM Nitratos S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Nitratos S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		60
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		60
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | Orcoma Estudios SpA 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.53%
Contract Supplier | Orcoma Estudios SpA 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 4
Contract Supplier | Orcoma Estudios SpA 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		4
Contract Supplier | Orcoma Estudios SpA 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | Orcoma Estudios SpA 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | Orcoma Estudios SpA 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3
Contract Supplier | Orcoma Estudios SpA 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3
Contract Supplier | Orcoma Estudios SpA 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | Orcoma Estudios SpA 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | Orcoma Estudios SpA 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		6.80%
Contract Supplier | Orcoma Estudios SpA 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 90
Contract Supplier | Orcoma Estudios SpA 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		18
Contract Supplier | Orcoma Estudios SpA 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		26
Contract Supplier | Orcoma Estudios SpA 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		46
Contract Supplier | Orcoma Estudios SpA 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		66
Contract Supplier | Orcoma Estudios SpA 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		8
Contract Supplier | Orcoma Estudios SpA 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		11
Contract Supplier | Orcoma Estudios SpA 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 47
Contract Supplier | SQM Comercial de México S.A. de C.V. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.45%
Contract Supplier | SQM Comercial de México S.A. de C.V. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 1,151
Contract Supplier | SQM Comercial de México S.A. de C.V. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		789
Contract Supplier | SQM Comercial de México S.A. de C.V. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		362
Contract Supplier | SQM Comercial de México S.A. de C.V. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Comercial de México S.A. de C.V. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		1,094
Contract Supplier | SQM Comercial de México S.A. de C.V. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		738
Contract Supplier | SQM Comercial de México S.A. de C.V. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		356
Contract Supplier | SQM Comercial de México S.A. de C.V. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Australia PTY | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		4.28%
Contract Supplier | SQM Australia PTY | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 33,433
Contract Supplier | SQM Australia PTY | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3,955
Contract Supplier | SQM Australia PTY | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		5,584
Contract Supplier | SQM Australia PTY | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		23,894
Contract Supplier | SQM Australia PTY | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		20,744
Contract Supplier | SQM Australia PTY | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3,023
Contract Supplier | SQM Australia PTY | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		1,619
Contract Supplier | SQM Australia PTY | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 16,102